Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents

	2021	2020

Denominated in R$	4,431,019	2,370,414
Denominated in US$	64,593	76,576
Denominated in other foreign currencies	33	—
	4,495,645	2,446,990